Note 8 - Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$431,526
2016	2,548,329
2017	2,513,975
2018	1,948,791
2019	1,601,175
Thereafter	8,443,060
$17,486,856

2015	$444,746
2016	465,404
2017	440,212
2018	293,812
2019	154,055
Thereafter	-
$1,798,229